Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 29, 2009
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	83,158,778	83,158,778
Common stock, shares outstanding	83,158,778
Preferred shares annual dividend rate	5.00%
Class A Preferred Shares, liquidation preference	$ 4,689,506	$ 4,689,506
Dividend payable	$ 1,169,513	$ 935,038
Class A Preferred Shares, shares issued	4,689,506	4,689,506
Class A Preferred Shares, shares outstanding	4,689,506	4,689,506
Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value			$ 0.0001
Common stock, shares issued	4,689,506	4,689,506
Common stock, shares outstanding	4,689,506	4,689,506	12,927,888
Class A Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable preferred shares	16,000,000
Preferred shares annual dividend rate	5.00%
Discount rate of ordinary shares	5.00%
Description of arrears payment	Each Class A Preferred Share is entitled to receive a cumulative dividend, which will be accrued at a rate of 5% per annum, and will be payable semi-annually on June 30 and December 31, and in arrears in cash or at the Company's option, in Ordinary Shares of the Company at a 5% discount to the trailing 10-day volume-weighted average trading price of the Company's Ordinary Shares on the principal trading market.
Class A Preferred Shares, liquidation preference	$ 16,000,000
Description of liquidation preference	If the closing price of the Company's ordinary shares on the principal trading market on which they are quoted is less than $0.50 upon the 24 month anniversary of the transaction contemplated by the Exchange Agreement, then the liquidation preference may increase by 31.25% per Class A Preferred Share and the rights to convert into ordinary shares some or all of the Class A Preferred Shares held by such holder at such holder's option, at any time, at a ratio of one Ordinary Share for each Class A Preferred Share.